Approval of Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Approval of Financial Statements	2. APPROVAL OF FINANCIAL STATEMENTS The consolidated financial statements were approved by the Company’s board of directors on April 12, 2024.